Share-based payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment
Schedule of Share-based Payment

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2025	2024	2023

Programs	No. of Shares					Amounts in US$ '000
Oriented to Employees
LTIP for Employees	660,648	21,137	(488,435)	(37,612)	155,738	769	1,272	1,452
Retention Program	168,039	193,000	—	(68,300)	292,739	282	930	990
Compensation Program 2020	60,271	—	—	(9,309)	50,962	—	—	—
Oriented to Directors and Executive Officers
LTIP for Executives	636,276	510,056	(410,532)	(168,684)	567,116	1,963	2,738	3,612
Shares granted to Non-Executive Directors	—	147,672	—	(147,672)	—	1,114	1,114	1,133
Shares granted to Executive Officers	63,334	70,000	—	(28,334)	105,000	339	220	141
	1,588,568	941,865	(898,967)	(459,911)	1,171,555	4,467	6,274	7,328